Leases - Summary of Components of Lease Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Lessee Disclosure [Abstract]
Operating lease costs	¥ 91,520	$ 13,087	¥ 108,943	¥ 117,641